United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
December 31, 2004.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	02/08/05

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      307    10600 SH       SOLE                    10600
3M                             COM              88579Y101      255     3112 SH       SOLE                     3112
Abbott Labs                    COM              002824100      229     4915 SH       SOLE                     4915
Affiliated Computer Services   COM              008190100     1988    33030 SH       SOLE                    33030
Ambac Financial                COM              023139108     6567    79957 SH       SOLE                    79957
Amgen                          COM              031162100     3560    55490 SH       SOLE                    55490
Applebees Int'l                COM              037899101     5313   200872 SH       SOLE                   200872
BB&T                           COM              054937107      231     5486 SH       SOLE                     5486
BP PLC                         COM                             290     4974 SH       SOLE                     4974
Bank of America                COM              060505104     9384   199708 SH       SOLE                   199708
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
ChevronTexaco                  COM              166764100      394     7510 SH       SOLE                     7510
Chico's FAS                    COM              168615102     5104   112110 SH       SOLE                   112110
Cintas                         COM              172908105      336     7650 SH       SOLE                     7650
Cisco Systems                  COM              17275R102     3479   180060 SH       SOLE                   180060
Citigroup                      COM              172967101      838    17394 SH       SOLE                    17394
Comerica                       COM              200340107      317     5200 SH       SOLE                     5200
ConocoPhillips                 COM              20825C104     1636    18840 SH       SOLE                    18840
Cosi Inc.                      COM              22122P101      140    23208 SH       SOLE                    23208
DENTSPLY Intl                  COM              249030107     1976    35160 SH       SOLE                    35160
Danaher                        COM              235851102     3628    63200 SH       SOLE                    63200
Dow Chemical                   COM              260543103      477     9636 SH       SOLE                     9636
Ecolab                         COM              278865100     1636    46560 SH       SOLE                    46560
Exxon Mobil                    COM              30231G102     4755    92756 SH       SOLE                    92756
First Data                     COM              319963104      914    21480 SH       SOLE                    21480
General Electric               COM              369604103     3257    89245 SH       SOLE                    89245
General Growth Properties      COM              370021107     3261    90180 SH       SOLE                    90180
Goldman Sachs                  COM              38141G104     2312    22220 SH       SOLE                    22220
Harley-Davidson                COM              412822108      669    11015 SH       SOLE                    11015
International Game Tech        COM              459902102     5499   159940 SH       SOLE                   159940
Johnson & Johnson              COM              478160104     4541    71601 SH       SOLE                    71601
Johnson Controls Inc           COM              478366107     4325    68180 SH       SOLE                    68180
L-3 Communications             COM              502424104     5542    75669 SH       SOLE                    75669
LabCorp                        COM              50540R409     5354   107475 SH       SOLE                   107475
Liberty Media                  COM              530718105      190    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      342    29476 SH       SOLE                    29476
Linear Technology              COM              535678106     2641    68125 SH       SOLE                    68125
Lowes Companies                COM              548661107     2826    49075 SH       SOLE                    49075
MBNA                           COM              55262L100     8462   300171 SH       SOLE                   300171
Mack Cali                      COM              554489104     1868    40590 SH       SOLE                    40590
Maxim Integrated               COM              57772K101     1471    34698 SH       SOLE                    34698
McDonald's                     COM              580135101      226     7041 SH       SOLE                     7041
Medtronic                      COM              585055106     2502    50366 SH       SOLE                    50366
Microsoft                      COM              594918104     3525   131941 SH       SOLE                   131941
Northrop Grumman               COM              666807102     1735    31910 SH       SOLE                    31910
Omnicom Group                  COM              681919106     1585    18800 SH       SOLE                    18800
Palm One Inc.                  COM              69713P107      581    18400 SH       SOLE                    18400
PepsiCo                        COM              713448108     1649    31591 SH       SOLE                    31591
Pfizer                         COM              717081103     1683    62584 SH       SOLE                    62584
Procter & Gamble               COM              742718109     1799    32660 SH       SOLE                    32660
QUALCOMM                       COM              747525103     4176    98500 SH       SOLE                    98500
Quality Systems Inc            COM              747582104     2915    48740 SH       SOLE                    48740
Sonic Solutions                COM              835460106     2290   102050 SH       SOLE                   102050
St. Jude Medical               COM              790849103     3143    74948 SH       SOLE                    74948
Symantec                       COM              871503108     7106   275836 SH       SOLE                   275836
Sysco                          COM              871829107     2559    67035 SH       SOLE                    67035
Trex Company                   COM              89531P105     4063    77475 SH       SOLE                    77475
Wachovia Corp                  COM              929903102      735    13970 SH       SOLE                    13970
Walgreen                       COM              931422109     5471   142580 SH       SOLE                   142580
Washington REIT                COM              939653101      306     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2483    39945 SH       SOLE                    39945
Xilinx                         COM              983919101     1699    57270 SH       SOLE                    57270
Zimmer Holdings                COM              98956P102     4279    53403 SH       SOLE                    53403
Babson Entrprse Fd II (GE sale                                 221 6525.123 SH       SOLE                 6525.123
Schwab Institutional Select S&                                 227 23944.792SH       SOLE                23944.792
Franklin Income Fund                                            38 15067.574SH       SOLE                15067.574